AMERICAN GROWTH SERIES
issued by
NEW ENGLAND LIFE INSURANCE COMPANY
and
NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

Updating Summary Prospectus
April 29, 2022
Individual flexible premium variable annuity contracts

The prospectus for the American Growth Series (the “Contract”), an individual flexible premium variable annuity contract issued by New England Life Insurance Company (“NELICO”, the “Company”, or “we” or “us”), is available and contains more information about the Contract including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at https://dfinview.com/BHF/TAHD/BHF3. You can also obtain this information at no cost by calling 1-833-208-3018 or by sending an email request to rcg@brighthousefinancial.com.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Glossary
Contract Year.    A twelve-month period beginning with the date shown on your Contract and with each anniversary thereafter.
Eligible Fund.    A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission in which a subaccount invests. May also be referred to as "Portfolio Company.”
Fixed Account.     A part of the Company’s general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.
Variable Account.    A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.
Updated Information You Should Consider About the Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated April 30, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.
Effective May 31, 2022, certain contact information for the Annuity Administrative Office changed. The new contact information is as follows:
•	For Contracts currently receiving annuity payments, general servicing requests and communications should be directed to: New England Life Insurance Company, Attn: Pano 2, P.O. Box 305073, Nashville, TN 37230-5073, phone: (888) 243-1932, fax: (877) 245-2964.
•	For Contracts currently receiving annuity payments, claims related communications should be directed to: New England Life Insurance Company, Attn: Pano 2, P.O. Box 305074, Nashville, TN 37230-5074, phone: (888) 243-1932, fax: (877) 245-2964.
Changes Affecting the Eligible Funds
Eligible Fund Name Changes. An Eligible Fund was subject to a name change. The chart below identifies the former name and new name of the Eligible Fund.
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Clarion Global Real Estate Portfolio	CBRE Global Real Estate Portfolio

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals	If you withdraw money during the first 7 years following a purchase payment, you may be assessed a contingent deferred sales charge (or Withdrawal Charge) of up to 7% of the purchase payment withdrawn, declining to 0% over that time period.
For example, if you make an early withdrawal, you could pay a contingent deferred sales charge of up to $7,000 on a $100,000 investment.	Fee Table and Examples Administration Charges, Contingent Deferred Sales Charge and Other Deductions – Contingent Deferred Sales Charge
Transaction Charges	In addition to contingent deferred sales charges, you also may be charged for the following transactions: transfers of cash value between investment options, which include the Eligible Funds and the Fixed Account.
Transfer Fee. Currently, we allow unlimited transfers among the investment options without charge. However, we reserve the right to charge for transfers.	Fee Table and Examples The Contracts – Transfer Privilege

	Fees and Expenses			Location in Prospectus
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table and Examples Administration Charges, Contingent Deferred Sales Charge and Other Deductions Appendix A: Eligible Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.46%	1.46%
	Investment options (Portfolio Company fees and expenses)[2]	0.37%	1.21%
1 As a percentage of average daily net assets in the subaccounts. The charge shown also includes the annual Administration Contract Charge.
[2] As a percentage of fund assets before temporary expense reimbursements and/or fee waivers, plus any applicable Platform Charge.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add contingent deferred sales charges that substantially increase costs.
	Lowest Annual Cost $1,644	Highest Annual Cost $2,339
	Assumes:	Assumes:
	• Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio Company fees and expenses • No additional purchase payments, transfers, or withdrawals	• Investment of $100,000 • 5% annual appreciation • Most expensive Portfolio Company fees and expenses • No additional purchase payments, transfers, or withdrawals

	Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment	• This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
• If you take an early withdrawal, contingent deferred sales charges may apply that will reduce the value of your Contract.
	• The benefits of tax deferral mean the Contract is more beneficial to investors with a long time horizon.	Principal Risks of Investing in the Contract
Risks Associated with Investment Options	• An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies).
• Each investment option, including the Fixed Account, has its own unique risks.
	• You should review the prospectuses for the available funds and the prospectus disclosure concerning the Fixed Account before making an investment decision.	Principal Risks of Investing in the Contract
Insurance Company Risks	An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Variable Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about NELICO, including our financial strength ratings, is available by contacting us at (888) 243-1968.	Principal Risks of Investing in the Contract
Restrictions
Investments	• Currently, we allow unlimited transfers without charge among investment options during the accumulation phase. However, we reserve the right to limit transfers and to charge a transfer fee.
• Special rules may limit the amount that may be transferred from the Fixed Account during a Contract Year.
• We may limit or prohibit subsequent purchase payments.
• We reserve the right to limit transfers in circumstances of frequent or large transfers.
	• We reserve the right to remove or substitute the Portfolio Companies available as investment options under the Contract.	The Variable Account The Contracts The Fixed Account
Taxes
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
• If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
	• You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1⁄2.	Federal Income Tax Considerations

	Conflicts of Interest	Location in Prospectus
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.	Distribution of the Contracts
Exchanges	If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	Replacement of Contracts

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APPENDIX A
Eligible Funds Available Under the Contract
The following is a list of Eligible Funds under the Contract. More information about the Eligible Funds is available in the prospectuses for the Eligible Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF3. You can also request this information at no cost by calling 1-833-208-3018 or sending an email request to rcg@brighthousefinancial.com.
The current expenses and performance information below reflects fees and expenses of the Eligible Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges (also referred to as an additional Mortality and Expense Risk Charge in your Contract). Expenses would be higher and performance would be lower if these other charges were included. Each Eligible Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Small Capitalization Fund — Class 2# Capital Research and Management CompanySM	0.90%	0.25%	1.15%	6.74%	15.45%	12.51%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.60%	0.25%	0.85%	21.97%	25.43%	19.71%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.54%	0.25%	0.79%	24.10%	16.39%	15.42%
Seeks as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America — Class 2# Capital Research and Management CompanySM	0.45%	0.25%	0.70%	-0.31%	4.25%	3.27%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	American Funds® Balanced Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.97%	None	0.97%	12.14%	11.61%	10.22%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks growth of capital.	American Funds® Growth Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	1.01%	None	1.01%	15.91%	13.89%	12.35%
Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	American Funds® Moderate Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.94%	None	0.94%	9.64%	9.44%	8.33%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.97%	None	0.97%	18.13%	14.64%	12.88%
Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse/Franklin Low Duration Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.72%	None	0.72%	0.28%	1.75%	1.78%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.78%	None	0.78%	24.03%	17.85%	16.04%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.87%	None	0.87%	34.42%	10.02%	9.01%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.91%	None	0.91%	8.52%	7.18%	8.83%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.82%	None	0.82%	15.47%	18.14%	14.17%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.05%	None	1.05%	6.93%	18.91%	16.63%
Seeks high total investment return through a combination of capital appreciation and income.	Loomis Sayles Global Allocation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.02%	None	1.02%	14.26%	14.24%	11.33%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.56%	None	0.56%	18.66%	16.59%	15.99%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks capital appreciation.	MFS ® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.89%	None	0.89%	11.71%	12.29%	8.45%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.87%	None	0.87%	-10.78%	37.29%	20.60%
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.78%	None	0.78%	5.42%	5.15%	2.91%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.72%	None	0.72%	-1.39%	3.89%	3.32%
Seeks growth of capital and income.	SSGA Growth and Income ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.76%	None	0.76%	13.38%	10.04%	8.47%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks growth of capital.	SSGA Growth ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.79%	None	0.79%	17.60%	11.73%	10.03%
Seeks long-term growth of capital.	T. Rowe Price Mid Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.95%	None	0.95%	14.98%	17.90%	16.28%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.84%	None	0.84%	31.80%	12.47%	11.98%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.71%	None	0.71%	-0.76%	13.35%	9.97%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	None	0.37%	-0.43%	4.26%	3.86%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.62%	None	0.62%	21.20%	25.45%	18.64%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.36%	None	0.36%	-0.19%	1.01%	0.54%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.85%	None	0.85%	3.69%	5.73%	5.03%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.85%	None	0.85%	7.42%	7.84%	7.10%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.88%	None	0.88%	10.90%	10.18%	9.20%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.92%	None	0.92%	14.71%	12.62%	11.26%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks long-term capital growth.	Brighthouse/Artisan Mid Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.75%	None	0.75%	26.91%	10.32%	11.00%
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.76%	None	0.76%	13.73%	12.56%	11.36%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.60%	None	0.60%	24.43%	16.62%	14.75%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.95%	None	0.95%	14.38%	18.60%	15.20%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.53%	None	0.53%	17.17%	27.45%	20.50%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks long-term capital growth from investments in common stocks or other equity securities.	Loomis Sayles Small Cap Core Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.87%	None	0.87%	21.95%	11.95%	13.23%
Seeks long-term capital growth.	Loomis Sayles Small Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.11%	None	1.11%	9.74%	18.78%	15.50%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.52%	None	0.52%	-2.22%	3.05%	2.38%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.54%	None	0.54%	24.07%	12.52%	13.64%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.63%	None	0.63%	10.48%	9.11%	7.56%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.55%	None	0.55%	14.23%	11.66%	12.92%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.51%	None	0.51%	28.04%	17.89%	15.97%
Seeks a favorable total return through investment in a diversified portfolio.	MFS ® Total Return Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.74%	None	0.74%	14.05%	9.72%	9.52%
Seeks capital appreciation.	MFS ® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.57%	None	0.57%	25.54%	12.51%	13.70%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.78%	None	0.78%	18.41%	15.71%	14.21%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.82%	None	0.82%	19.95%	23.08%	18.97%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.74%	None	0.74%	11.36%	15.95%	15.61%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A†† Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.54%	None	0.54%	2.82%	5.55%	5.21%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.79%	None	0.79%	2.61%	5.30%	4.96%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.48%	None	0.48%	-1.52%	2.49%	1.97%
§	We reserve the right to impose a Platform Charge on any Fund option that we add in the future, not to exceed an annual rate of 0.25%.

#	Certain Eligible Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Eligible Funds' prospectuses for additional information regarding these arrangements.
*	This Eligible Fund is managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). See “Principal Risks of Investing in the Contract.”
‡	This Eligible Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

The prospectus and statement of additional information (“SAI”) include additional information. The prospectus and SAI are dated the same as this summary prospectus and are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy, call us at 1-833-208-3018, or send an email request to rcg@brighthousefinancial.com. You can also access the prospectus, SAI and other information about the Contract online at https://dfinview.com/BHF/TAHD/BHF3.
Reports and other information about NELICO are available on the SEC’s website at https://www.sec.gov/ and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is C000013334